Form N-1A Cover	Mar. 13, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MANNING & NAPIER FUND, INC.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 13, 2026
Prospectus Date	Mar. 15, 2026